Deferred revenue - Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred revenue on time charters	$ 21,889	$ 21,099
Deferred interest on lease receivable	4,143	7,903
Other deferred revenue	8,982	2,824
Deferred revenue	35,014	31,826
Current portion	(27,671)	(27,683)
Deferred revenue	7,343	4,143
Deferred revenue	$ 35,014	$ 31,826